Operating Profit - Summary of Auditors Remuneration (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Auditor's remuneration [abstract]
Audit	£ 27.7	£ 26.6	£ 28.1
Taxation compliance	0.2	0.2	0.3
Taxation advice	0.1	1.8	3.2
Other assurance services	1.0	0.3	1.1
All other services	0.2	0.8	0.4
Auditors remuneration	29.2	29.7	33.1
Pension schemes [member]
Auditor's remuneration [abstract]
Audit	0.3	0.4	0.3
All other services	0.1	0.0	0.0
GLAXOSMITHKLINE PLC [member]
Auditor's remuneration [abstract]
Audit	7.0	5.8	7.5
Subsidiaries [member]
Auditor's remuneration [abstract]
Audit	16.2	16.4	16.3
Attestation under s.404 of Sarbanes-Oxley Act 2002 [member]
Auditor's remuneration [abstract]
Audit	£ 4.5	£ 4.4	£ 4.3